Property, equipment and software, net - Schedule of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	¥ 55,481		¥ 10,399
Less: Accumulated depreciation and amortization	(6,297)		(3,434)
Property, equipment and software, net	49,184		6,965
Depreciation, Depletion and Amortization	3,830	$ 539	1,807	¥ 553
Research and development expenses
Property, Plant and Equipment, Gross [Abstract]
Depreciation, Depletion and Amortization	3,491		1,611	442
Sales and marketing expenses
Property, Plant and Equipment, Gross [Abstract]
Depreciation, Depletion and Amortization	115		40	8
General and administrative expenses
Property, Plant and Equipment, Gross [Abstract]
Depreciation, Depletion and Amortization	224		156	¥ 103
Building
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	42,041		0
Building improvement
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	1,130		0
Leasehold improvements
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	156		683
Computers and electronic equipment
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	5,515		3,475
Furniture
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	980		658
Motor vehicles
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	351		0
Software
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	¥ 5,308		¥ 5,583